First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 79.0%
	Collateralized Mortgage Obligations — 38.6%
	Federal Home Loan Mortgage Corporation
$2,092	Series 1994-1710, Class G, 30 Day Average SOFR + CSA + 1.50% (a)	6.96%	04/15/24	$2,094
652	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	49
2,582	Series 1998-2102, Class Z	6.00%	12/15/28	2,606
124	Series 2002-2405, Class BF	7.00%	03/25/24	123
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	154,136
89,479	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (b)	2.44%	01/15/29	4,232
131,607	Series 2003-2557, Class HL	5.30%	01/15/33	132,191
82,804	Series 2003-2564, Class AC	5.50%	02/15/33	84,426
204,126	Series 2003-2574, Class PE	5.50%	02/15/33	209,087
83,547	Series 2003-2577, Class LI, IO	5.50%	02/15/33	9,726
688,000	Series 2003-2581, Class LL	5.25%	03/15/33	699,240
14,526	Series 2003-2597, Class AE	5.50%	04/15/33	14,490
991,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,001,770
279,275	Series 2003-2626, Class ZW	5.00%	06/15/33	279,448
608,820	Series 2003-2626, Class ZX	5.00%	06/15/33	558,623
234,914	Series 2004-2793, Class PE	5.00%	05/15/34	237,898
692,833	Series 2004-2891, Class ZA	6.50%	11/15/34	753,191
231,941	Series 2004-2907, Class DZ	4.00%	12/15/34	224,580
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	796,722
88,048	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (b)	1.23%	08/15/35	8,020
1,788,546	Series 2005-3054, Class ZW	6.00%	10/15/35	1,808,213
24,388	Series 2005-3074, Class ZH	5.50%	11/15/35	24,801
141,940	Series 2006-243, Class 11, IO, STRIPS (c)	7.00%	08/15/36	20,027
75,407	Series 2006-3117, Class ZU	6.00%	02/15/36	80,983
3,092,650	Series 2006-3196, Class ZK	6.50%	04/15/32	3,278,046
26,823	Series 2007-3274, Class B	6.00%	02/15/37	27,566
161,026	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	141,000
31,795	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (a)	5.76%	07/15/37	31,194
61,456	Series 2007-3360, Class CB	5.50%	08/15/37	63,573
54,976	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (a)	5.81%	11/15/36	53,612
142,253	Series 2008-3406, Class B	6.00%	01/15/38	146,476
78,670	Series 2008-3413, Class B	5.50%	04/15/37	81,421
162,611	Series 2008-3420, Class AZ	5.50%	02/15/38	162,529
136,264	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (b)	0.59%	05/15/38	615
1,323,120	Series 2009-3542, Class ZP	5.00%	06/15/39	1,313,253
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	174,473
821,227	Series 2009-3563, Class ZP	5.00%	08/15/39	818,337
935,148	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (b)	1.34%	09/15/39	60,902
36,645	Series 2009-3585, Class QZ	5.00%	08/15/39	31,905
89,721	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (a)	5.46%	12/15/37	81,122

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$358,784	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (a)	5.79%	03/15/36	$354,806
1,009,225	Series 2009-3605, Class NC	5.50%	06/15/37	1,048,684
452,658	Series 2010-3622, Class PB	5.00%	01/15/40	460,391
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	105,129
476,352	Series 2010-3667, Class PL	5.00%	05/15/40	469,735
161,925	Series 2010-3704, Class ED	4.00%	12/15/36	160,477
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	547,534
152,658	Series 2010-3735, Class IK, IO	3.50%	10/15/25	2,796
50,431	Series 2010-3735, Class JI, IO	4.50%	10/15/30	4,208
182,988	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	10/15/40	17,770
161,977	Series 2010-3770, Class GZ	4.50%	10/15/40	142,969
572,720	Series 2011-3796, Class PB	5.00%	01/15/41	579,151
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	295,689
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,366,811
1,986,870	Series 2011-3925, Class ZD	4.50%	09/15/41	1,908,345
7,289,730	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	11/15/41	811,018
289,796	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	08/15/42	24,732
5,954,632	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	09/15/42	660,930
331,271	Series 2012-3999, Class WA (c)	5.54%	08/15/40	342,899
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,773,155
20,070	Series 2012-4012, Class GC	3.50%	06/15/40	19,653
19,476	Series 2012-4015, Class KB	1.75%	05/15/41	17,694
156,119	Series 2012-4021, Class IP, IO	3.00%	03/15/27	4,608
1,217,312	Series 2012-4026, Class GZ	4.50%	04/15/42	1,129,168
226,536	Series 2012-4030, Class IL, IO	3.50%	04/15/27	6,027
448,226	Series 2012-4054, Class AI, IO	3.00%	04/15/27	10,665
710,414	Series 2012-4090, Class YZ	4.50%	08/15/42	614,458
22,949	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (b)	0.64%	08/15/42	2,424
2,209,173	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (b)	0.59%	08/15/42	260,418
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,111,768
158,308	Series 2012-4103, Class HI, IO	3.00%	09/15/27	5,449
26,636	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (b)	0.69%	10/15/42	3,218
565,858	Series 2012-4121, Class HI, IO	3.50%	10/15/27	19,558
243,425	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (b)	4.50%	08/15/42	40,379
209,457	Series 2012-4145, Class YI, IO	3.00%	12/15/27	7,083
190,594	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	01/15/43	18,581
168,048	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	6,342
100,437	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	3,392
398,936	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	10,692
477,180	Series 2013-4151, Class DI, IO	3.50%	11/15/31	10,343

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,867,085	Series 2013-4170, Class CO, PO	(d)	11/15/32	$5,880,015
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	817,030
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	687,628
2,046,990	Series 2013-4193, Class AI, IO	3.00%	04/15/28	83,207
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	736,235
20,006,186	Series 2013-4199, Class BZ	3.50%	05/15/43	18,194,261
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	422,499
17,370,688	Series 2013-4213, Class GZ	3.50%	06/15/43	16,071,692
14,413,791	Series 2013-4218, Class ZK	2.50%	02/15/43	11,219,477
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,937,415
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (b)	0.00%	01/15/43	7,195
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,359,748
52,554	Series 2013-4265, Class IB, IO (e)	4.50%	12/15/24	610
16,339,831	Series 2014-4316, Class BZ	3.00%	03/15/44	14,496,863
4,032,105	Series 2014-4316, Class XZ	4.50%	03/15/44	3,922,115
8,132,278	Series 2014-4329, Class VZ	4.00%	04/15/44	7,759,261
1,742,313	Series 2014-4387, Class IE, IO	2.50%	11/15/28	54,933
13,419,913	Series 2015-4499, Class CZ	3.50%	08/15/45	11,553,841
412,467	Series 2015-4512, Class W (c) (f)	5.40%	05/15/38	424,773
66,712	Series 2015-4520, Class AI, IO	3.50%	10/15/35	6,503
23,879	Series 2015-4522, Class JZ	2.00%	01/15/45	23,745
293,735	Series 2016-4546, Class PZ	4.00%	12/15/45	225,045
497,220	Series 2016-4546, Class ZT	4.00%	01/15/46	377,541
152,625	Series 2016-4568, Class MZ	4.00%	04/15/46	110,136
9,527,128	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	04/15/46	1,132,050
7,480,448	Series 2016-4587, Class ZH	4.00%	03/15/44	6,945,305
988,909	Series 2016-4591, Class GI, IO	4.00%	12/15/44	126,831
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	695,704
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (b)		08/15/43	86,845
156,927	Series 2016-4609, Class YI, IO	4.00%	04/15/54	6,648
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	482,424
2,571,205	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (b)	0.74%	04/15/48	318,771
14,230,635	Series 2018-4798, Class GZ	4.00%	06/15/48	13,476,723
4,033,262	Series 2018-4826, Class ME	3.50%	09/15/48	3,693,548
2,469,808	Series 2018-4833, Class PY	4.00%	10/15/48	2,311,088
3,430,661	Series 2019-4872, Class BZ	4.00%	04/15/49	2,947,467
5,886,473	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (b)	0.59%	06/15/49	691,354
9,751,857	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	09/25/49	9,467,794
10,019,039	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (a)	5.96%	11/25/49	9,783,726
11,288,952	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	09/25/49	10,963,375
7,668,318	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	12/25/49	829,931

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$8,392,530	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	01/25/50	$1,529,441
13,754,774	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	03/25/50	13,338,845
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,658,583
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	650,889
5,161,974	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (a)	5.86%	07/25/49	4,997,795
14,718,085	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (a)	5.86%	07/25/50	14,231,015
36,354,816	Series 2020-4991, Class DA	2.00%	02/25/44	33,386,689
35,112,076	Series 2020-5001, Class A	2.00%	01/25/45	31,681,016
36,998,542	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (a)	5.81%	07/25/50	35,755,501
28,352,309	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (a)	5.86%	08/25/50	27,125,017
12,026,843	Series 2020-5034, Class IO, IO (c)	0.00%	10/15/45	597,761
17,667,487	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (a)	5.59%	11/25/50	16,750,906
17,589,423	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (a)	5.64%	11/25/50	16,756,819
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,821,048
20,882,535	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (a)	5.64%	03/25/52	19,641,772
12,103,183	Series 2022-5208, Class HZ	3.50%	03/25/52	10,120,946
14,116,361	Series 2022-5208, Class Z	3.00%	04/25/52	10,937,939
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,675,368
12,667,558	Series 2022-5220, Class KZ	4.00%	02/25/51	11,360,093
6,404,962	Series 2022-5221, Class VE	3.50%	07/25/33	6,040,464
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	31,352,668
5,178,158	Series 2022-5222, Class BZ	3.50%	05/25/37	4,751,325
7,193,289	Series 2022-5222, Class DP	3.25%	05/25/52	6,762,478
13,680,408	Series 2022-5224, Class DZ	4.00%	04/25/52	12,231,028
11,109,221	Series 2022-5225, Class HZ	4.00%	08/25/51	9,506,877
14,791,586	Series 2022-5225, Class NZ	4.00%	05/25/52	12,638,958
8,673,841	Series 2022-5228, Class DZ	4.50%	06/25/52	7,839,031
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,634,203
9,012,224	Series 2022-5232, Class GO, PO	(d)	08/25/51	4,489,602
8,928,044	Series 2022-5255, Class KZ	4.00%	09/25/52	7,666,639
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,869,342
11,561,846	Series 2022-5282, Class MB	4.75%	06/25/42	11,363,657
7,757,737	Series 2023-5357, Class OB, PO	(d)	11/25/53	6,147,060
	Federal National Mortgage Association Grantor Trust
1,726,920	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40%, 5.41% Cap (a)	5.41%	05/25/35	1,646,486
	Federal National Mortgage Association
920	Series 1994-61, Class FG, 30 Day Average SOFR + CSA + 1.50% (a)	6.96%	04/25/24	921
9,127	Series 1996-51, Class AY, IO	7.00%	12/18/26	428
8,747	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (b)	2.64%	08/18/31	197
1,330	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (b)	8.50%	09/25/31	1,318

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,660	Series 2002-22, Class G	6.50%	04/25/32	$4,832
77,918	Series 2002-80, Class CZ	4.50%	09/25/32	73,852
55,643	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	9,457
49,859	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	6,141
131,169	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	16,542
9,619	Series 2003-14, Class AT	4.00%	03/25/33	9,382
26,611	Series 2003-21, Class OA	4.00%	03/25/33	25,950
60,965	Series 2003-32, Class UI, IO	6.00%	05/25/33	8,787
266,130	Series 2003-45, Class JB	5.50%	06/25/33	272,843
9,566	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (a)	5.76%	11/25/27	9,533
355,000	Series 2003-71, Class NH	4.29%	08/25/33	342,198
155,652	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	18,285
159,260	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	22,441
33,209	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	4,195
48,280	Series 2003-348, Class 18, IO, STRIPS (c)	7.50%	12/25/33	7,043
180,931	Series 2004-25, Class LC	5.50%	04/25/34	186,339
197,351	Series 2004-25, Class UC	5.50%	04/25/34	203,249
47,292	Series 2004-28, Class ZH	5.50%	05/25/34	46,676
701,752	Series 2004-60, Class AC	5.50%	04/25/34	695,533
1,154,835	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (b)	1.14%	02/25/35	84,289
236,823	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (b)	0.40%	07/25/33	1,734
63,980	Series 2005-29, Class ZT	5.00%	04/25/35	61,774
52,553	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (b)	1.24%	05/25/35	4,065
335,368	Series 2005-52, Class TZ	6.50%	06/25/35	364,537
1,203,670	Series 2005-57, Class KZ	6.00%	07/25/35	1,237,494
28,892	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (b)	0.63%	09/25/35	2,070
2,810,226	Series 2005-86, Class WZ	5.50%	10/25/35	2,816,602
62,601	Series 2005-95, Class WZ	6.00%	11/25/35	68,068
79,893	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	11,311
67,907	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	10,918
32,774	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (a)	5.40%	02/25/35	32,200
14,797,245	Series 2006-5, Class N2, IO (f)		02/25/35	9,248
34,612	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (b)	1.12%	03/25/36	3,771
456,906	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (b)	1.22%	11/25/30	13,373
28,931	Series 2006-31, Class PZ	6.00%	05/25/36	31,077
35,044	Series 2006-85, Class MZ	6.50%	09/25/36	36,454
149,457	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (a)	5.81%	12/25/36	146,718
1,415,725	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.60% (a)	5.51%	12/25/36	1,378,324
313,274	Series 2007-7, Class KA	5.75%	08/25/36	317,896

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$18,659	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (a)	5.79%	04/25/37	$18,141
918,178	Series 2007-57, Class ZG	4.75%	06/25/37	891,670
596,979	Series 2007-60, Class ZS	4.75%	07/25/37	583,889
496,506	Series 2007-68, Class AE	6.50%	07/25/37	515,073
236,186	Series 2007-116, Class PB	5.50%	08/25/35	243,520
53,741	Series 2007-117, Class MD	5.50%	07/25/37	54,799
2,252,329	Series 2007-W10, Class 3A (f)	3.65%	06/25/47	2,273,593
131,273	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (a)	6.01%	02/25/38	122,608
17,661	Series 2008-8, Class ZA	5.00%	02/25/38	17,219
5,492	Series 2008-17, Class IP, IO	6.50%	02/25/38	298
1,502,567	Series 2009-37, Class NZ	5.71%	02/25/37	1,525,185
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,408,635
2,323,804	Series 2009-85, Class J	4.50%	10/25/39	2,284,069
157,517	Series 2009-91, Class HL	5.00%	11/25/39	157,965
97,000	Series 2009-92, Class DB	5.00%	11/25/39	97,293
889,520	Series 2009-103, Class PZ	6.00%	12/25/39	947,371
139,231	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (b)	0.79%	01/25/40	11,198
294,480	Series 2009-109, Class PZ	4.50%	01/25/40	275,934
45,618	Series 2009-115, Class HZ	5.00%	01/25/40	45,881
6,837	Series 2009-398, Class C13, IO, STRIPS (e)	4.00%	06/25/24	20
211,920	Series 2010-3, Class DZ	4.50%	02/25/40	196,242
120,378	Series 2010-21, Class KO, PO	(d)	03/25/40	103,561
500,000	Series 2010-35, Class EP	5.50%	04/25/40	504,382
262,407	Series 2010-38, Class KC	4.50%	04/25/40	256,558
273,301	Series 2010-45, Class WB	5.00%	05/25/40	278,319
317,407	Series 2010-68, Class BI, IO	5.50%	07/25/50	66,074
74,686	Series 2010-115, Class PO, PO	(d)	04/25/40	64,390
187,435	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	0.54%	11/25/40	6,120
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,680,265
144,912	Series 2011-9, Class AZ	5.00%	05/25/40	145,908
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,593,936
86,590	Series 2011-30, Class LS, IO (c)		04/25/41	3,403
142,284	Series 2011-30, Class ZB	5.00%	04/25/41	140,508
267,339	Series 2011-52, Class GB	5.00%	06/25/41	271,370
408,290	Series 2011-73, Class PI, IO	4.50%	05/25/41	11,491
146,770	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (b)	4.50%	12/25/33	17,710
870,432	Series 2011-101, Class EI, IO	3.50%	10/25/26	17,479
750,000	Series 2011-105, Class MB	4.00%	10/25/41	673,471
1,900,061	Series 2011-111, Class PZ	4.50%	11/25/41	1,843,978
3,029,104	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (b)	1.19%	03/25/41	162,922
776,952	Series 2012-39, Class PB	4.25%	04/25/42	749,956
369,309	Series 2012-52, Class BZ	4.00%	05/25/42	330,029
67,458	Series 2012-66, Class DI, IO	3.50%	06/25/27	2,255

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,127,250	Series 2012-101, Class AI, IO	3.00%	06/25/27	$18,956
1,630,418	Series 2012-103, Class HI, IO	3.00%	09/25/27	48,912
124,462	Series 2012-118, Class IB, IO	3.50%	11/25/42	19,512
6,309,104	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (b)	0.64%	11/25/42	715,017
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	212,995
463,374	Series 2012-138, Class MA	1.00%	12/25/42	385,533
755,757	Series 2012-146, Class QA	1.00%	01/25/43	634,219
241,200	Series 2012-409, Class 49, IO, STRIPS (c)	3.50%	11/25/41	35,623
273,542	Series 2012-409, Class 53, IO, STRIPS (c)	3.50%	04/25/42	40,432
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	488,343
223,267	Series 2013-13, Class IK, IO	2.50%	03/25/28	7,827
6,520,041	Series 2013-19, Class ZD	3.50%	03/25/43	5,717,919
52,703	Series 2013-23, Class ZB	3.00%	03/25/43	36,805
750,000	Series 2013-41, Class DB	3.00%	05/25/43	594,540
947,125	Series 2013-43, Class IX, IO	4.00%	05/25/43	187,826
312,206	Series 2013-52, Class MD	1.25%	06/25/43	257,026
447,646	Series 2013-55, Class AI, IO	3.00%	06/25/33	42,297
137,314	Series 2013-70, Class JZ	3.00%	07/25/43	120,504
68,825	Series 2013-75, Class FC, 30 Day Average SOFR + CSA + 0.25% (a)	5.71%	07/25/42	68,374
12,219,293	Series 2013-75, Class ZG	3.25%	07/25/43	9,718,367
379,979	Series 2013-105, Class BN	4.00%	05/25/43	335,381
133,405	Series 2013-105, Class KO, PO	(d)	10/25/43	114,788
195,852	Series 2013-106, Class KN	3.00%	10/25/43	152,914
18,760,832	Series 2013-115, Class Z	3.00%	11/25/33	17,837,638
44,967,861	Series 2013-119, Class VZ	3.00%	10/25/33	42,714,017
38,261,914	Series 2013-119, Class ZB	3.00%	12/25/33	36,236,799
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	970,828
13,854,260	Series 2014-12, Class ZB	3.00%	03/25/39	12,653,373
41,417	Series 2014-29, Class GI, IO	3.00%	05/25/29	1,599
315,214	Series 2014-46, Class KA (c)	6.50%	08/25/44	731,697
82,228	Series 2014-68, Class GI, IO	4.50%	10/25/43	5,774
632,822	Series 2014-82, Class GZ	4.00%	12/25/44	517,505
289,945	Series 2014-84, Class LI, IO	3.50%	12/25/26	6,267
875,000	Series 2015-16, Class MY	3.50%	04/25/45	738,764
149,259	Series 2015-76, Class BI, IO	4.00%	10/25/39	2,209
21,946	Series 2015-93, Class KI, IO	3.00%	09/25/44	332
5,001,499	Series 2016-2, Class EZ	2.50%	02/25/46	4,681,357
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,109,391
14,922,110	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (b)	0.54%	07/25/46	2,153,040
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,287,669
5,640,987	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (b)	0.64%	09/25/46	376,728
6,324,979	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (a)	5.96%	09/25/46	6,165,511
2,716,876	Series 2016-73, Class PI, IO	3.00%	08/25/46	474,928
325,303	Series 2016-74, Class HI, IO	3.50%	10/25/46	53,278

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$224,070	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (a)	5.65%	11/25/46	$218,804
6,999,456	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (b)	0.59%	03/25/47	980,448
597,364	Series 2017-46, Class BY	3.00%	06/25/47	441,790
12,730,388	Series 2017-50, Class BZ	3.00%	07/25/47	10,997,834
4,824,829	Series 2017-65, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 5.90% (b)	0.44%	09/25/47	522,185
4,242,359	Series 2017-84, Class ZK	3.50%	10/25/57	3,581,182
2,274,857	Series 2017-87, Class ZA	4.00%	11/25/57	1,856,498
2,714,158	Series 2018-17, Class Z	3.50%	03/25/48	2,164,306
21,050,049	Series 2018-84, Class ZM	4.00%	11/25/48	19,637,713
2,702,819	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (a)	5.81%	10/25/58	2,591,285
4,010,593	Series 2018-86, Class DL	3.50%	12/25/48	3,706,097
2,226,493	Series 2018-92, Class DB	3.50%	01/25/49	2,052,575
6,477,978	Series 2018-94, Class AZ	4.00%	01/25/49	6,147,659
6,469,820	Series 2019-8, Class DY	3.50%	03/25/49	5,917,263
8,724,072	Series 2019-17, Class GZ	4.00%	11/25/56	7,658,663
9,044,795	Series 2019-26, Class GA	3.50%	06/25/49	8,285,254
3,593,061	Series 2019-27, Class HA	3.00%	06/25/49	3,202,569
5,979,800	Series 2019-29, Class HT	3.00%	06/25/49	5,343,621
5,172,861	Series 2019-34, Class JA	3.00%	07/25/49	4,628,103
3,089,869	Series 2019-37, Class A	3.00%	07/25/49	2,767,033
6,024,600	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	07/25/49	5,849,589
11,676,040	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (b)	0.59%	08/25/49	1,305,713
9,161,881	Series 2019-57, Class JA	2.50%	10/25/49	7,974,485
3,613,745	Series 2019-59, Class PT	2.50%	10/25/49	3,135,230
8,667,658	Series 2019-66, Class C	3.00%	11/25/49	7,669,662
18,406,265	Series 2019-70, Class WA, PO	(d)	11/25/42	15,550,728
11,236,231	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (b)	0.54%	02/25/50	1,792,487
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,821,281
17,472,684	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	06/25/50	16,953,097
6,671,251	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	06/25/50	6,467,146
12,222,201	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,179,893
9,037,457	Series 2021-18, Class JC	1.50%	04/25/36	8,085,029
12,842,131	Series 2023-44, Class PO, PO	(d)	10/25/53	9,959,648
5,563,211	Series 2023-9, Class BA	4.50%	07/25/49	5,429,366
	Government National Mortgage Association
127,834	Series 2003-4, Class MZ	5.50%	01/20/33	127,394
226,126	Series 2003-18, Class PG	5.50%	03/20/33	225,339
1,643,990	Series 2003-35, Class TZ	5.75%	04/16/33	1,621,444
138,599	Series 2003-62, Class MZ	5.50%	07/20/33	139,541
139,921	Series 2003-84, Class Z	5.50%	10/20/33	140,994
76,683	Series 2004-37, Class B	6.00%	04/17/34	78,011

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$453,060	Series 2004-49, Class MZ	6.00%	06/20/34	$461,161
32,015	Series 2004-68, Class ZC	6.00%	08/20/34	32,541
38,237	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (b)	7.00%	09/20/34	38,586
227,967	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	10/16/34	7,837
259,136	Series 2004-105, Class JZ	5.00%	12/20/34	255,797
198,449	Series 2004-105, Class KA	5.00%	12/16/34	198,020
258,061	Series 2005-3, Class JZ	5.00%	01/16/35	246,684
258,061	Series 2005-3, Class KZ	5.00%	01/16/35	251,970
38,651	Series 2005-7, Class MA, (1 Mo. CME Term SOFR + CSA) × -2.81+ 18.97% (b)	3.64%	12/17/34	37,552
100,501	Series 2005-33, Class AY	5.50%	04/16/35	101,048
89,289	Series 2005-41, Class PA	4.00%	05/20/35	87,330
1,766,684	Series 2005-78, Class ZA	5.00%	10/16/35	1,773,450
157,353	Series 2005-93, Class PO, PO	(d)	06/20/35	143,322
462,030	Series 2006-38, Class OH	6.50%	08/20/36	462,040
207,242	Series 2006-61, Class ZA	5.00%	11/20/36	205,159
496,400	Series 2007-16, Class OZ	6.00%	04/20/37	505,167
102,656	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (b)	0.75%	05/20/37	3,644
81,298	Series 2007-41, Class OL, PO	(d)	07/20/37	73,630
149,232	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (b)	1.30%	07/20/37	7,240
450,354	Series 2007-71, Class ZD	6.00%	11/20/37	451,838
162,262	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (a)	5.80%	12/20/37	161,608
71,559	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (b)	2.25%	04/16/38	5,748
405,235	Series 2008-47, Class ML	5.25%	06/16/38	408,753
118,332	Series 2008-54, Class PE	5.00%	06/20/38	118,186
331,618	Series 2008-71, Class JI, IO	6.00%	04/20/38	14,653
88,861	Series 2009-14, Class KI, IO	6.50%	03/20/39	8,557
29,158	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (b)	0.85%	03/20/39	916
69,490	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (b)	2.15%	09/20/38	3,051
2,448,452	Series 2009-29, Class PC	7.00%	05/20/39	2,578,601
447,645	Series 2009-32, Class SZ	5.50%	05/16/39	455,712
3,732,400	Series 2009-57, Class VB	5.00%	06/16/39	3,733,316
311,132	Series 2009-61, Class PZ	7.50%	08/20/39	339,863
7,332,446	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (b)	0.80%	11/16/35	570,461
896,129	Series 2009-69, Class ZB	6.00%	08/20/39	891,765
455,000	Series 2009-75, Class JN	5.50%	09/16/39	452,964
671,905	Series 2009-78, Class KZ	5.50%	09/16/39	678,894
84,001	Series 2009-79, Class OK, PO	(d)	11/16/37	73,344
158,095	Series 2009-81, Class TZ	5.50%	09/20/39	158,563
69,000	Series 2009-94, Class AL	5.00%	10/20/39	69,079

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,073,908	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	04/20/36	$143,010
54,394	Series 2009-106, Class WZ	5.50%	11/16/39	54,596
732,000	Series 2009-126, Class LB	5.00%	12/20/39	729,130
14,837	Series 2010-4, Class WA	3.00%	01/16/40	14,109
1,018,607	Series 2010-59, Class ZD	6.50%	05/20/40	1,103,715
947,270	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (b)	1.15%	07/20/37	33,940
89,000	Series 2010-116, Class BM	4.50%	09/16/40	86,490
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,405,395
512,911	Series 2010-157, Class OP, PO	(d)	12/20/40	431,875
294,595	Series 2011-4, Class PZ	5.00%	01/20/41	297,188
771,202	Series 2011-35, Class BP	4.50%	03/16/41	752,398
139,269	Series 2011-48, Class LI, IO	5.50%	01/16/41	13,290
4,888,909	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (b)	1.02%	02/20/38	192,247
36,112	Series 2011-63, Class BI, IO	6.00%	02/20/38	1,757
1,174,152	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (b)	0.62%	07/20/35	10,524
117,712	Series 2011-112, Class IP, IO (e)	0.50%	08/16/26	1
239,265	Series 2011-129, Class CL	5.00%	03/20/41	237,585
2,487	Series 2011-136, Class GB	2.50%	05/20/40	2,386
32,279	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (b)	3.50%	04/20/41	2,377
6,129,164	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	07/16/42	371,709
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (b)	0.00%	07/16/42	4,093,026
251,623	Series 2012-108, Class KB	2.75%	09/16/42	196,865
1,879,129	Series 2012-143, Class TI, IO	3.00%	12/16/27	59,584
1,302,998	Series 2012-149, Class PC (c)	6.32%	12/20/42	1,352,766
61,354	Series 2013-5, Class IA, IO	3.50%	10/16/42	7,733
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,830,763
137,951	Series 2013-69, Class PI, IO	5.00%	05/20/43	12,737
953,680	Series 2013-70, Class PM	2.50%	05/20/43	750,863
1,301,785	Series 2013-91, Class PB	3.50%	09/20/42	1,271,158
683,668	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	09/20/43	82,075
688,000	Series 2013-183, Class PB	4.50%	12/20/43	665,429
1,335,985	Series 2014-44, Class IC, IO	3.00%	04/20/28	46,694
5,135,326	Series 2014-44, Class ID, IO (c) (f)	0.33%	03/16/44	46,645
16,480	Series 2014-91, Class JI, IO	4.50%	01/20/40	941
626,277	Series 2014-94, Class Z	4.50%	01/20/44	608,243
933,555	Series 2014-115, Class QI, IO	3.00%	03/20/29	13,223
2,312,847	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (b)	0.15%	08/20/44	261,561
980,915	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (b)	0.80%	05/20/44	89,453
11,562,892	Series 2015-24, Class BZ	3.00%	02/20/45	10,209,913
4,024,739	Series 2015-66, Class LI, IO	5.00%	05/16/45	417,986

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$10,334	Series 2015-95, Class IK, IO (c) (e)	0.00%	05/16/37	$0
1,470,592	Series 2015-124, Class DI, IO	3.50%	01/20/38	15,807
342,323	Series 2015-137, Class WA (c) (f)	5.54%	01/20/38	351,465
253,373	Series 2015-138, Class MI, IO	4.50%	08/20/44	24,168
46,379	Series 2015-151, Class KW (c)	4.62%	04/20/34	45,420
20,311,801	Series 2015-164, Class MZ	3.00%	09/20/45	15,697,230
3,068,476	Series 2015-168, Class GI, IO	5.50%	02/16/33	39,076
202,832	Series 2016-16, Class KZ	3.00%	02/16/46	159,297
5,688,733	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (a)	5.94%	11/20/43	5,474,848
32,713	Series 2016-55, Class PB (c)	5.64%	03/20/31	32,701
798,599	Series 2016-69, Class WI, IO	4.50%	05/20/46	190,191
2,236,757	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (b)	0.55%	05/20/40	176,430
381,027	Series 2016-78, Class UI, IO	4.00%	06/20/46	39,824
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,943,689
260,234	Series 2016-99, Class JA (c)	5.51%	11/20/45	267,206
1,076,893	Series 2016-109, Class ZM	3.50%	08/20/36	954,229
5,278,880	Series 2016-111, Class PI, IO	3.50%	06/20/45	473,854
6,593,775	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	09/20/46	842,264
464,000	Series 2016-141, Class PC	5.00%	10/20/46	456,907
341,721	Series 2016-145, Class LZ	3.00%	10/20/46	244,218
7,038,069	Series 2016-156, Class ZM	3.50%	11/20/46	6,398,822
303,000	Series 2016-160, Class LE	2.50%	11/20/46	211,582
165,994	Series 2016-167, Class KI, IO	6.00%	12/16/46	21,220
1,882,547	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (b)	0.65%	01/20/47	235,911
1,015,616	Series 2017-17, Class KZ	4.50%	02/20/47	938,956
3,304,850	Series 2017-32, Class DI, IO	5.50%	05/20/35	457,076
6,371,011	Series 2017-33, Class PZ	3.00%	02/20/47	5,179,056
3,617,210	Series 2017-56, Class BI, IO	6.00%	04/16/47	528,758
3,280,311	Series 2017-123, Class IO, IO	5.00%	08/16/47	667,320
4,090,934	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (b)	0.75%	08/16/47	354,098
3,336,055	Series 2017-133, Class JI, IO	7.00%	06/20/41	395,063
3,013,264	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (b)	0.50%	05/20/40	37,226
944,150	Series 2018-44, Class Z	2.50%	09/20/47	692,896
4,254,612	Series 2018-79, Class IO, IO	5.00%	06/20/48	611,520
5,026,600	Series 2018-131, Class IA, IO	5.00%	04/20/44	988,894
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,179,442
6,520,131	Series 2018-155, Class KD	4.00%	11/20/48	6,213,507
3,808,973	Series 2018-160, Class GY	4.50%	11/20/48	3,620,226
5,619,694	Series 2018-78I, Class EZ	3.00%	04/20/48	5,026,027
915,529	Series 2019-27, Class DI, IO	5.50%	01/20/40	137,013
8,903,655	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (a)	4.00%	10/20/49	7,991,183
2,023,558	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (b)	0.00%	10/20/49	33,659

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	$656,708
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,907,847
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,596,539
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,634,408
6,264,702	Series 2021-46, Class IL, IO	3.00%	03/20/51	744,417
33,595,386	Series 2022-63, Class AZ	3.00%	08/20/51	26,595,109
17,334,343	Series 2022-63, Class BZ	3.50%	11/20/46	14,595,023
20,021,272	Series 2022-63, Class HZ	2.50%	11/20/51	14,313,269
11,515,463	Series 2022-63, Class MZ	3.00%	05/20/51	8,641,402
16,229,247	Series 2022-65, Class BZ	3.50%	04/20/52	12,661,490
7,422,808	Series 2022-68, Class DZ	3.50%	04/20/52	5,656,483
12,937,561	Series 2022-68, Class MZ	3.50%	04/20/52	10,121,821
21,363,588	Series 2022-68, Class XA	3.50%	02/20/49	20,306,518
13,355,347	Series 2022-68, Class Z	3.50%	04/20/52	10,753,215
17,956,490	Series 2022-68, Class ZC	3.50%	04/20/52	13,839,469
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	10,988,436
15,445,199	Series 2022-76, Class PG	4.00%	04/20/52	14,978,261
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,557,354
14,562,350	Series 2022-90, Class KZ	3.00%	04/20/51	10,898,200
8,857,567	Series 2022-90, Class ZG	1.50%	02/20/52	4,464,485
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,496,350
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,270,705
9,558,108	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (a)	5.80%	08/20/52	9,269,126
10,161,179	Series 2022-154, Class EZ	3.50%	09/20/52	8,131,505
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,310,912
10,603,533	Series 2023-83, Class CA	5.00%	11/20/60	10,584,135
	Seasoned Credit Risk Transfer Trust
8,790,220	Series 2018-2, Class MA	3.50%	11/25/57	8,358,172
8,302,784	Series 2018-3, Class MA	3.50%	08/25/57	7,851,437
26,653,010	Series 2018-4, Class MA	3.50%	03/25/58	25,177,558
19,683,277	Series 2019-1, Class MA	3.50%	07/25/58	18,650,368
11,053,996	Series 2019-2, Class HA	3.00%	08/25/58	10,107,880
21,363,863	Series 2019-2, Class MA	3.50%	08/25/58	20,181,619
11,239,145	Series 2019-3, Class HA	3.00%	10/25/58	10,272,741
4,915,924	Series 2019-3, Class MA	3.50%	10/25/58	4,650,210
23,508,064	Series 2020-2, Class MAU	2.50%	11/25/59	21,168,217
	Seasoned Loans Structured Transaction Trust
3,877,657	Series 2019-3, Class A1C	2.75%	11/25/29	3,588,636
5,030,588	Series 2021-1, Class A1D	2.00%	05/26/31	4,561,300
21,648,528	Series 2021-1, Class AC	2.25%	05/26/31	19,075,646
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,108,055
				1,538,355,723
	Commercial Mortgage-Backed Securities — 14.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (c)	1.82%	09/27/28	5,488,424
150,334,000	Series 2020-RR06, Class BX, IO (c)	1.84%	05/27/33	15,953,812
37,600,000	Series 2020-RR09, Class AX, IO (c)	2.63%	11/27/28	3,790,080
47,500,000	Series 2020-RR09, Class BX, IO (c)	2.20%	02/27/29	4,284,500
96,907,000	Series 2020-RR10, Class X, IO (c)	2.01%	12/27/27	5,490,523

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multiclass Certificates (Continued)
$112,919,000	Series 2020-RR11, Class AX, IO (c)	2.84%	01/27/29	$11,408,184
44,195,450	Series 2020-RR11, Class BX, IO (c)	2.44%	12/27/28	3,026,951
35,384,763	Series 2021-P009, Class X, IO (f)	1.46%	01/25/31	1,395,494
4,030,279	Series 2021-P011, Class X1, IO (f)	1.78%	09/25/45	481,930
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	11,972,652
100,924,000	Series 2021-RR18, Class X, IO (f)	1.90%	10/27/28	6,206,826
32,013,000	Series 2021-RR19, Class X, IO (f)	1.98%	04/27/29	1,708,006
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	7,070,866
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
128,644,992	Series 2015-K047, Class X3, IO (f)	1.55%	06/25/43	2,330,057
978,269	Series 2016-K054, Class A1	2.30%	01/25/25	962,157
19,868,000	Series 2016-K152, Class A2	3.08%	01/25/31	18,218,602
278,034,045	Series 2016-KIR1, Class X, IO (f)	1.17%	03/25/26	5,045,817
5,900,000	Series 2018-K156, Class A3	3.70%	06/25/33	5,535,644
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,821,634
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,554,947
9,101,000	Series 2018-K159, Class A3	3.95%	11/25/33	8,741,134
1,819,839	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	5.89%	10/25/28	1,812,698
73,788,922	Series 2019-K097, Class X1, IO (f)	1.22%	07/25/29	3,591,838
57,317,070	Series 2019-K099, Class X1, IO (f)	1.00%	09/25/29	2,300,117
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.26%	09/25/29	3,160,853
125,096,039	Series 2019-K100, Class X1, IO (f)	0.77%	09/25/29	3,832,905
69,194,134	Series 2019-K101, Class X1, IO (c)	0.95%	10/25/29	2,688,192
64,993,000	Series 2019-K102, Class XAM, IO (c)	1.21%	10/25/29	3,421,442
59,029,000	Series 2019-K103, Class XAM, IO (f)	1.01%	11/25/29	2,657,910
101,354,001	Series 2019-K734, Class X1, IO (f)	0.78%	02/25/26	951,400
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.55%	02/25/26	586,506
41,364,732	Series 2019-K735, Class X1, IO (f)	1.10%	05/25/26	707,486
53,538,359	Series 2019-K736, Class X1, IO (f)	1.41%	07/25/26	1,297,904
28,530,957	Series 2019-K1510, Class X1, IO (f)	0.64%	01/25/34	952,115
15,765,280	Series 2019-K1511, Class X1, IO (f)	0.93%	03/25/34	827,389
157,709,367	Series 2019-K1512, Class X1, IO (f)	1.05%	04/25/34	9,391,246
56,744,145	Series 2019-K1513, Class X1, IO (f)	0.99%	08/25/34	3,317,178
35,529,637	Series 2020-K109, Class XAM, IO (f)	1.92%	04/25/30	3,356,126
121,108,845	Series 2020-K110, Class X1, IO (f)	1.81%	04/25/30	9,757,110
24,006,055	Series 2020-K110, Class XAM, IO (f)	1.98%	04/25/30	2,324,453
29,273,633	Series 2020-K112, Class XAM, IO (f)	1.77%	05/25/30	2,578,117
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.69%	06/25/30	6,952,365
53,269,611	Series 2020-K114, Class XAM, IO (f)	1.44%	06/25/30	3,835,939
120,390,906	Series 2020-K115, Class X1, IO (f)	1.43%	06/25/30	8,011,401
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.65%	07/25/30	4,570,179
16,364,652	Series 2020-K116, Class X1, IO (f)	1.53%	07/25/30	1,160,517
55,652,865	Series 2020-K116, Class XAM, IO (f)	1.70%	08/25/30	4,860,615
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,653,649
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.53%	09/25/30	4,943,913
77,167,756	Series 2020-K118, Class X1, IO (f)	1.05%	09/25/30	3,842,761

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$37,151,661	Series 2020-K118, Class XAM, IO (f)	1.26%	09/25/30	$2,402,984
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.23%	10/25/30	3,196,899
7,000,000	Series 2020-K120, Class A2	1.50%	10/25/30	5,826,320
77,535,017	Series 2020-K120, Class XAM, IO (f)	1.31%	10/25/30	5,224,883
28,076,589	Series 2020-K121, Class X1, IO (f)	1.12%	10/25/30	1,480,245
24,471,000	Series 2020-K121, Class XAM, IO (f)	1.29%	11/25/30	1,661,454
77,828,052	Series 2020-K122, Class X1, IO (f)	0.97%	11/25/30	3,632,780
35,410,560	Series 2020-K122, Class XAM, IO (f)	1.17%	11/25/30	2,182,399
73,820,610	Series 2020-K737, Class X1, IO (c)	0.74%	10/25/26	961,019
38,645,000	Series 2020-K738, Class XAM, IO (c)	1.48%	03/25/27	1,463,652
129,086,537	Series 2020-K739, Class X1, IO (f)	1.30%	09/25/27	4,291,998
46,072,531	Series 2020-K739, Class XAM, IO (f)	1.66%	09/25/27	2,249,630
70,811,000	Series 2020-K740, Class XAM, IO (f)	1.19%	10/25/27	2,483,391
89,642,707	Series 2020-K1515, Class X1, IO (f)	1.64%	02/25/35	9,961,725
44,577,992	Series 2020-K1516, Class X1, IO (f)	1.63%	05/25/35	5,267,456
55,716,459	Series 2020-K1517, Class X1, IO (f)	1.44%	07/25/35	5,717,863
89,712,616	Series 2020-KG04, Class X1, IO (f)	0.94%	11/25/30	3,955,223
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,769,199
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	3,956,810
64,367,000	Series 2021-K128, Class XAM, IO (f)	0.83%	03/25/31	2,843,483
145,806,125	Series 2021-K129, Class X1, IO (f)	1.14%	05/25/31	8,126,125
43,636,000	Series 2021-K129, Class XAM, IO (f)	1.32%	05/25/31	3,161,734
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.32%	07/25/31	3,104,029
58,530,863	Series 2021-K131, Class XAM, IO (f)	1.04%	07/25/31	3,426,871
78,491,000	Series 2021-K132, Class XAM, IO (f)	0.96%	09/25/31	4,129,639
107,703,000	Series 2021-K741, Class XAM, IO (f)	1.03%	12/25/27	3,463,650
106,402,614	Series 2021-K744, Class X1, IO (f)	0.96%	07/25/28	3,388,764
9,744,871	Series 2021-K1522, Class A1	1.91%	11/25/35	7,986,297
159,058,610	Series 2021-KG05, Class X1, IO (f)	0.40%	01/25/31	2,843,125
200,000,000	Series 2022-K148, Class XAM, IO (f)	0.39%	08/25/32	4,144,446
14,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	14,460,309
11,620,000	Series 2023-KJ48, Class A2	5.03%	10/25/31	11,835,242
	Federal Home Loan Mortgage Corporation Multifamily ML Certificates
7,457,521	Series 2023-ML15, Class A (f)	4.14%	01/25/40	7,042,042
	Federal National Mortgage Association Alternative Credit Enhancement Securities
28,455,925	Series 2023-M1, Class 2A1 (f)	4.05%	12/25/37	27,441,731
24,942,025	Series 2023-M1, Class Z (f)	4.05%	01/25/53	19,869,589
	FREMF Mortgage Trust
4,505,000	Series 2015-K44, Class B (f) (g)	3.85%	01/25/48	4,410,479
8,205,000	Series 2015-K45, Class B (f) (g)	3.72%	04/25/48	8,023,958
7,498,000	Series 2019-KL4F, Class BAS (f) (g)	4.44%	10/25/25	7,300,431
	Government National Mortgage Association
2,876,018	Series 2011-31, Class Z (c)	3.53%	09/16/52	2,602,246
19,475,199	Series 2012-120, Class Z (c)	2.46%	01/16/55	12,707,790
90,912	Series 2013-74, Class AG (f)	2.53%	12/16/53	72,224
4,840	Series 2013-194, Class AE (c)	2.75%	11/16/44	4,502

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$16,905,993	Series 2015-30, Class DZ	2.95%	05/16/55	$14,660,002
3,701,454	Series 2015-125, Class VA (c)	2.70%	05/16/35	3,493,686
3,286,521	Series 2017-23, Class Z	2.50%	05/16/59	1,981,204
4,276,241	Series 2017-35, Class Z (c)	2.50%	05/16/59	2,666,298
2,231,412	Series 2017-106, Class AE	2.60%	12/16/56	1,824,569
2,720,894	Series 2017-146, Class Z	2.60%	09/16/57	1,721,526
4,471,380	Series 2018-4, Class Z	2.50%	10/16/59	2,569,889
17,882,117	Series 2018-123, Class Z	2.50%	06/16/60	13,235,937
25,575,547	Series 2018-170, Class Z	2.50%	11/16/60	18,865,707
18,895,580	Series 2019-7, Class Z	2.50%	01/16/61	12,306,530
1,949,820	Series 2019-104, Class Z	2.80%	05/16/61	1,106,729
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,578,088
9,004,349	Series 2020-169, Class Z	1.83%	06/16/62	3,474,592
23,169,730	Series 2022-43, Class Z	2.00%	09/16/61	12,196,780
19,756,517	Series 2022-106, Class Z	2.00%	05/16/63	11,782,695
				571,371,432
	Pass-Through Securities — 26.1%
	Federal Home Loan Mortgage Corporation
913,491	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	4.93%	12/01/48	897,539
110,945	Pool 840359, FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66% (a)	5.68%	06/01/46	113,315
67,450	Pool A19763	5.00%	04/01/34	67,967
304,940	Pool A47828	3.50%	08/01/35	293,217
132,593	Pool A47937	5.50%	08/01/35	136,600
57,341	Pool A48972	5.50%	05/01/36	59,079
55,788	Pool A54675	5.50%	01/01/36	57,481
125,843	Pool A65324	5.50%	09/01/37	129,660
69,972	Pool A97294	4.00%	02/01/41	67,476
531,316	Pool B70791	4.00%	06/01/39	524,226
2,230	Pool C01310	6.50%	03/01/32	2,302
8,669	Pool C03458	5.00%	02/01/40	8,763
78,054	Pool C04269	3.00%	10/01/42	71,273
12,671	Pool C91482	3.50%	07/01/32	12,260
5,725	Pool E02883	4.00%	04/01/26	5,639
10,740	Pool G01443	6.50%	08/01/32	11,062
188,038	Pool G02017	5.00%	12/01/35	190,673
85,937	Pool G04814	5.50%	10/01/38	88,543
13,639	Pool G05173	4.50%	11/01/31	13,575
205,688	Pool G05275	5.50%	02/01/39	211,939
49,589	Pool G05449	4.50%	05/01/39	49,437
144,267	Pool G06583	5.00%	06/01/41	146,295
335,514	Pool G07100	5.50%	07/01/40	345,691
37,118	Pool G07266	4.00%	12/01/42	35,598
253,991	Pool G07329	4.00%	01/01/43	244,927
269,904	Pool G07683	4.00%	03/01/44	260,269
1,421	Pool G08113	6.50%	02/01/36	1,470
6,837	Pool G13733	5.00%	11/01/24	6,863
10,603	Pool G14088	4.00%	02/01/26	10,536
1,405	Pool G14106	6.00%	10/01/24	1,435

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$109,140	Pool G14348	4.00%	10/01/26	$108,309
1,451	Pool G14376	4.00%	09/01/25	1,435
62	Pool G14995	5.50%	12/01/24	63
58	Pool G15821	5.00%	07/01/25	58
22,421	Pool G15949	4.00%	01/01/29	22,251
7,358	Pool G60020	4.50%	12/01/43	7,223
309,473	Pool G60114	5.50%	06/01/41	318,846
473,165	Pool G60168	4.50%	07/01/45	469,473
174,643	Pool G60194	3.50%	08/01/45	162,332
161,671	Pool G60808	3.00%	10/01/46	145,144
2,185	Pool H09034	5.50%	05/01/37	2,194
2,460	Pool J09465	4.00%	04/01/24	2,450
878	Pool J09504	4.00%	04/01/24	874
640	Pool J09798	4.00%	05/01/24	636
2,545	Pool J10623	4.00%	09/01/24	2,517
72,124	Pool N70075	5.00%	01/01/35	71,113
211,629	Pool N70081	5.50%	07/01/38	210,060
44,705	Pool Q07189	4.00%	04/01/42	43,110
15,516	Pool Q07479	3.50%	04/01/42	14,558
65,782	Pool Q11791	3.50%	10/01/42	61,602
43,822	Pool Q11836	3.50%	10/01/42	41,011
316,576	Pool Q14034	3.50%	12/01/42	297,084
311,972	Pool Q54651	4.50%	03/01/48	310,941
650,064	Pool Q55037	4.50%	04/01/48	647,915
1,633,195	Pool Q61217	4.00%	01/01/49	1,566,670
10,025,287	Pool SC0252	3.00%	01/01/42	9,116,536
9,612,086	Pool SD0887	3.50%	09/01/49	8,944,757
15,095,351	Pool SD0948	3.00%	05/01/47	13,645,247
21,392,192	Pool SD0949	3.00%	09/01/48	19,426,303
15,956,196	Pool SD0954	3.00%	02/01/47	14,559,419
10,363,856	Pool SD0961	3.50%	11/01/48	9,657,646
10,388,480	Pool SD1169	3.50%	02/01/48	9,678,033
18,362,138	Pool SD1170	3.50%	09/01/49	17,096,108
5,030,239	Pool SD1289	3.00%	10/01/50	4,499,447
6,858,317	Pool SD1361	3.50%	02/01/50	6,386,449
33,724,521	Pool SD3140	3.50%	06/01/52	30,720,577
10,424,975	Pool SD4005	4.00%	12/01/49	10,053,674
234,673	Pool U50165	4.00%	05/01/32	230,124
1,518,972	Pool U59020	4.00%	06/01/35	1,485,567
841,652	Pool U64762	4.50%	10/01/45	836,170
46,450	Pool U80212	3.50%	02/01/33	44,711
66,273	Pool U90245	3.50%	10/01/42	61,807
658,098	Pool U90690	3.50%	06/01/42	607,243
9,047	Pool U90932	3.00%	02/01/43	8,191
74,352	Pool U99045	3.50%	03/01/43	69,341
83,577	Pool U99084	4.50%	02/01/44	83,363
40,856	Pool U99091	4.50%	03/01/44	40,394
109,488	Pool U99096	4.50%	05/01/44	108,369
10,223,658	Pool ZA4196	3.00%	04/01/43	9,284,078

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$15,246,375	Pool ZL8982	3.50%	01/01/45	$14,203,570
1,177,472	Pool ZS2492	6.50%	04/01/35	1,237,274
19,274,644	Pool ZS9446	3.50%	08/01/45	18,038,431
25,584,007	Pool ZS9776	3.50%	08/01/46	23,819,813
46,049,084	Pool ZT0779	3.00%	09/01/47	40,806,953
	Federal National Mortgage Association
31,204	Pool 190371	6.50%	07/01/36	32,374
17,691	Pool 255190	5.50%	05/01/34	18,201
5,019	Pool 255984	4.50%	11/01/25	4,948
50,492	Pool 256181	5.50%	03/01/36	50,831
1	Pool 256576	5.50%	01/01/37	1
4,428	Pool 256808	5.50%	07/01/37	4,348
33,187	Pool 256936	6.00%	10/01/37	34,026
16,672,980	Pool 310208	3.00%	03/01/48	14,605,818
16,659,694	Pool 310211	3.50%	07/01/48	15,181,160
8,201	Pool 555851	6.50%	01/01/33	8,410
237,575	Pool 735415	6.50%	12/01/32	246,937
32,589	Pool 747097	6.00%	10/01/29	32,706
193,028	Pool 788149	5.50%	05/01/33	195,439
189,130	Pool 850000	5.50%	01/01/36	194,590
31,812	Pool 871039	5.50%	02/01/37	31,862
66,147	Pool 888163	7.00%	12/01/33	68,350
7,664	Pool 890149	6.50%	10/01/38	8,070
5,271	Pool 890231	5.00%	07/01/25	5,286
1	Pool 890378	6.00%	05/01/24	1
625,035	Pool 890556	4.50%	10/01/43	614,871
7,621	Pool 930562	5.00%	02/01/39	7,717
83,951	Pool 953115	5.50%	11/01/38	86,380
28,774	Pool 976871	6.50%	08/01/36	29,522
11,585	Pool 995097	6.50%	10/01/37	12,199
57,143	Pool 995149	6.50%	10/01/38	58,892
28,940	Pool 995228	6.50%	11/01/38	30,716
78,405	Pool AA3303	5.50%	06/01/38	77,795
4,139	Pool AB2133	4.00%	01/01/26	4,069
819,464	Pool AB2506	5.00%	03/01/41	826,136
984,909	Pool AB2959	4.50%	07/01/40	963,294
410,742	Pool AB8676	3.50%	05/01/42	375,328
1,907	Pool AC1232	5.00%	07/01/24	1,912
451	Pool AD0889	6.00%	09/01/24	460
5,843	Pool AD5222	4.50%	05/01/30	5,797
139,750	Pool AE0137	4.50%	03/01/36	138,630
2,370,601	Pool AE7733	5.00%	11/01/40	2,400,510
376,447	Pool AE9959	5.00%	03/01/41	379,512
184,202	Pool AH0979	3.50%	01/01/41	170,728
74,360	Pool AH1141	4.50%	12/01/40	74,027
97,795	Pool AI6093	4.50%	06/01/31	97,287
18,743	Pool AI6581	4.50%	07/01/41	18,659
263,593	Pool AI9114	4.00%	06/01/42	253,745
1,142,789	Pool AI9124	4.00%	08/01/42	1,100,096

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$874,750	Pool AI9158	6.50%	01/01/41	$938,034
54,624	Pool AL0212	5.50%	02/01/38	56,199
56,572	Pool AL2142	6.50%	09/01/38	58,826
61,655	Pool AL2892	3.50%	12/01/42	57,633
364,637	Pool AL3093	3.50%	02/01/43	340,681
426,477	Pool AL5890	4.50%	03/01/43	424,568
4,873	Pool AL6948	5.00%	09/01/25	4,886
372,839	Pool AL7637	5.00%	01/01/42	370,515
860,232	Pool AL7905	4.50%	03/01/34	849,461
12,320,269	Pool AL9401	4.00%	02/01/46	11,869,059
6,366,513	Pool AL9566	3.50%	06/01/46	5,953,836
669,945	Pool AL9777	4.50%	01/01/47	663,632
175,911	Pool AP1197	3.50%	09/01/42	164,613
104,772	Pool AP7963	4.00%	09/01/42	100,893
1,420,044	Pool AQ0411	3.50%	10/01/42	1,329,791
211,154	Pool AQ9999	3.00%	02/01/43	190,867
1,992,981	Pool AS1719	5.00%	02/01/44	2,018,130
152,288	Pool AS7211	3.00%	04/01/46	137,675
29,274,502	Pool AS7738	3.00%	08/01/46	25,807,538
40,279,108	Pool AS7749	3.50%	08/01/46	37,166,808
174,760	Pool AS9990	4.50%	07/01/47	171,171
61,999	Pool AT0332	3.00%	04/01/43	56,017
59,428	Pool AY0013	4.50%	01/01/45	59,162
9,973	Pool BH9428	4.50%	09/01/47	9,816
32,090	Pool BJ6232	5.00%	04/01/48	32,173
445,328	Pool BJ9100	4.50%	02/01/48	443,223
317,296	Pool BJ9111	4.50%	03/01/48	315,796
976,536	Pool BJ9124	4.50%	04/01/48	971,921
10,954,673	Pool BM3867	4.00%	02/01/46	10,553,473
3,894,969	Pool BM4785	4.50%	10/01/38	3,884,902
4,778,800	Pool BM5671	4.50%	01/01/49	4,736,718
23,618,424	Pool BM6732	4.00%	11/01/48	22,336,636
16,210,055	Pool BM7079	4.00%	10/01/48	15,442,642
7,293,032	Pool BM7129	3.00%	01/01/47	6,592,513
886,303	Pool BN4059	4.00%	12/01/48	833,983
4,196,306	Pool BV8046	4.50%	09/01/52	4,125,362
3,456,724	Pool CA2947	4.00%	12/01/48	3,301,747
1,623,511	Pool FM1284	3.50%	02/01/46	1,516,947
1,458,967	Pool FM1285	4.00%	10/01/43	1,404,505
26,135,821	Pool FM2863	3.50%	09/01/48	24,334,946
74,688,443	Pool FM2972	4.00%	12/01/44	71,898,673
86,972,044	Pool FM3003	4.00%	05/01/49	83,639,762
6,105,661	Pool FM8218	4.00%	04/01/48	5,877,908
4,316,222	Pool FM9408	4.50%	06/01/46	4,265,153
12,641,870	Pool FS0045	3.00%	09/01/47	11,360,784
13,593,994	Pool FS0074	3.00%	01/01/47	12,345,799
35,195,387	Pool FS0742	3.50%	05/01/44	32,930,453
35,216,493	Pool FS1797	3.50%	07/01/46	32,873,451
8,762,263	Pool FS1884	4.00%	05/01/42	8,369,385

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$42,728,529	Pool FS2044	4.50%	07/01/44	$42,526,606
25,553,894	Pool FS2127	3.50%	06/01/48	23,814,148
8,029,188	Pool FS2787	4.00%	10/01/48	7,729,154
15,687,994	Pool FS2796	3.50%	08/01/47	14,595,041
16,882,176	Pool FS2925	3.00%	08/01/48	15,332,487
10,094,641	Pool FS3393	4.00%	10/01/52	9,510,891
40,093,835	Pool FS3541	3.50%	08/01/52	36,525,202
1,706,287	Pool FS4013	4.00%	04/01/42	1,656,012
1,608,535	Pool FS4015	5.50%	03/01/49	1,655,014
54,137	Pool MA0096	4.50%	06/01/29	53,703
1,344	Pool MA0293	4.50%	01/01/30	1,333
21,672	Pool MA0295	5.00%	01/01/30	21,717
2,452	Pool MA0777	5.00%	06/01/31	2,470
23,750	Pool MA1222	4.00%	10/01/32	23,235
43,240	Pool MA1228	3.00%	09/01/42	39,088
1,802	Pool MA2509	3.00%	01/01/46	1,586
145,723	Pool MA3101	4.50%	08/01/47	143,809
93,251	Pool MA3123	5.00%	08/01/47	93,607
3,824,000	Pool TBA (h)	3.50%	03/15/53	3,482,514
94,065,000	Pool TBA (h)	3.00%	03/15/54	82,428,131
5,658,000	Pool TBA	5.50%	03/15/54	5,674,326
	Government National Mortgage Association
42,162	Pool 3149	6.00%	10/20/31	43,707
26,994	Pool 3172	6.00%	12/20/31	28,120
28,820	Pool 3227	6.00%	04/20/32	29,732
6,098	Pool 3474	6.00%	11/20/33	6,331
12,726	Pool 455986	5.25%	07/15/25	12,636
43,977	Pool 487108	6.00%	04/15/29	45,508
24,258	Pool 553144	5.50%	04/15/33	24,811
78,728	Pool 604338	5.00%	05/15/33	79,985
56,671	Pool 604897	5.00%	12/15/33	57,576
74,102	Pool 605389	5.00%	04/15/34	75,285
174,717	Pool 615403	4.50%	08/15/33	172,644
6,168	Pool 627123	5.50%	03/15/34	6,362
65,271	Pool 638704	5.50%	11/15/36	67,490
110,287	Pool 653143	4.90%	04/15/36	111,635
224,184	Pool 658324	5.50%	03/15/37	231,251
93,555	Pool 677190	5.00%	06/15/38	95,383
13,181	Pool 687833	6.00%	08/15/38	13,672
39,218	Pool 706840	4.50%	05/15/40	39,167
163,738	Pool 706855	4.50%	09/15/40	163,523
204,098	Pool 711483	4.00%	01/15/40	200,854
97,660	Pool 711543	4.00%	11/15/40	96,104
674,759	Pool 711563	4.50%	03/15/41	673,873
3,701,990	Pool 720225	4.50%	07/15/39	3,649,253
190,823	Pool 723216	4.50%	08/15/40	189,891
54,297	Pool 723248	5.00%	10/15/39	55,358
202,552	Pool 724230	5.00%	08/15/39	205,414
50,396	Pool 724267	5.00%	09/15/39	51,038

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$128,368	Pool 724340	4.50%	09/15/39	$127,591
76,113	Pool 725272	4.50%	11/15/39	75,614
31,732	Pool 726394	4.50%	10/15/39	31,539
3,714	Pool 728921	4.50%	12/15/24	3,687
162,412	Pool 733595	4.50%	04/15/40	160,903
60,165	Pool 733733	5.00%	06/15/40	60,663
439,528	Pool 736317	4.25%	06/20/36	425,949
88,279	Pool 736617	4.00%	12/15/35	85,466
625,729	Pool 737673	4.50%	11/15/40	620,962
147,240	Pool 737996	4.00%	02/15/41	141,992
226,712	Pool 739341	3.50%	10/15/41	213,585
126,458	Pool 743673	4.50%	07/15/40	126,058
218,861	Pool 745478	5.00%	08/20/40	218,769
483,250	Pool 748939	4.00%	09/20/40	465,127
68,488	Pool 754384	4.50%	03/20/42	69,595
248,549	Pool 762905	4.50%	04/15/41	246,327
863,977	Pool 769102	4.50%	07/20/41	859,369
228,438	Pool 781623	5.00%	06/15/33	228,067
35,310	Pool 781697	6.00%	11/15/33	36,980
187,887	Pool 781824	5.50%	11/15/34	193,793
7,227	Pool 781862	5.50%	01/15/35	7,452
14,043	Pool 782070	7.00%	06/15/32	14,348
37,208	Pool 782810	4.50%	11/15/39	37,114
60,154	Pool 783091	5.50%	06/15/40	62,038
1,618	Pool 783220	5.50%	09/15/24	1,608
105,062	Pool 783375	5.00%	08/15/41	106,318
160,387	Pool 783760	5.00%	02/15/42	163,738
2,584,880	Pool 784063	5.00%	09/20/45	2,619,944
348,908	Pool 784343	5.00%	02/15/41	356,070
3,287,020	Pool 784752	4.00%	03/15/45	3,234,699
1,245,510	Pool 785020	3.00%	05/20/50	1,083,551
1,798,003	Pool AC0197	4.00%	12/20/42	1,752,700
320,084	Pool AD0026	3.50%	06/20/33	308,337
63,213	Pool AD0856	3.75%	08/20/33	61,273
34,118	Pool AG8899	4.00%	12/20/43	32,922
522,231	Pool AI6317	4.50%	06/20/44	513,967
389,369	Pool AK2389	4.50%	11/20/44	383,930
97,827	Pool AN4469	5.00%	12/15/40	98,276
164,747	Pool AR8421	5.00%	10/20/41	164,485
843,553	Pool BB1216	4.50%	06/20/47	831,765
350,560	Pool BB4731	4.00%	07/20/47	336,644
274,414	Pool BB4757	4.00%	08/20/47	266,149
159,623	Pool BB4769	4.00%	08/20/47	153,287
226,744	Pool BD0483	4.50%	11/20/47	223,576
365,903	Pool BF0415	5.00%	06/20/35	366,668
266,824	Pool BL6909	5.00%	03/20/49	266,935
106,136	Pool MA1017	6.00%	05/20/43	111,124
78,289	Pool MA1162	6.00%	07/20/43	81,971
10,106	Pool MA2215	3.50%	09/20/44	9,258

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$69,582	Pool MA2683	6.00%	03/20/45	$72,852
71,545	Pool MA2759	6.00%	01/20/45	74,909
33,457	Pool MA2897	6.00%	03/20/45	35,030
141,099	Pool MA2966	6.00%	09/20/39	147,732
138,924	Pool MA3249	6.00%	04/20/40	145,453
286,772	Pool MA3459	6.00%	08/20/39	300,251
188,625	Pool MA4076	7.00%	01/20/39	194,687
1,973,356	Pool MA5714	6.00%	01/20/49	2,066,347
				1,037,779,001
	Total U.S. Government Agency Mortgage-Backed Securities			3,147,506,156
	(Cost $3,314,014,217)
U.S. GOVERNMENT BONDS AND NOTES — 7.5%
40,000,000	U.S. Treasury Note (i)	2.25%	03/31/24	39,795,953
60,000,000	U.S. Treasury Note (i)	2.50%	05/31/24	59,459,556
91,000,000	U.S. Treasury Note	4.63%	10/15/26	92,329,457
83,750,000	U.S. Treasury Note	4.63%	11/15/26	85,042,236
25,000,000	U.S. Treasury Note	1.88%	02/28/27	23,480,957
	Total U.S. Government Bonds and Notes			300,108,159
	(Cost $296,876,529)
MORTGAGE-BACKED SECURITIES — 7.0%
	Collateralized Mortgage Obligations — 4.1%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (g)	4.76%	04/25/49	8,144,535
2,185,989	Series 2019-3, Class A3 (g)	3.42%	10/25/48	2,032,306
2,251,211	Series 2021-1R, Class A2 (g)	1.48%	10/25/48	1,855,081
3,108,022	Series 2021-1R, Class A3 (g)	1.64%	10/25/48	2,559,197
	BRAVO Residential Funding Trust
1,445,368	Series 2021-NQM1, Class A2 (g)	1.26%	02/25/49	1,286,867
3,613,419	Series 2021-NQM1, Class A3 (g)	1.33%	02/25/49	3,208,152
6,133,680	Series 2023-NQM1, Class A1, steps up to 6.76% on 01/01/27 (g) (j)	5.76%	01/25/63	6,132,661
	Chase Home Lending Mortgage Trust
1,462,786	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (g)	6.35%	07/25/49	1,409,547
	CHL Mortgage Pass-Through Trust
29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	17,495
	CIM Trust
1,245,439	Series 2019-INV1, Class A11 (g)	4.00%	02/25/49	1,162,800
	Citigroup Global Markets Mortgage Securities VII, Inc.
226	Series 2003-UP2, Class PO1, PO	(d)	12/25/18	209
	COLT Mortgage Loan Trust
10,326,809	Series 2022-5, Class A1 (g)	4.55%	04/25/67	10,179,659
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R01, Class 2B1, 30 Day Average SOFR + CSA + 4.35% (a) (g)	9.81%	07/25/31	5,367,303
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (a) (g)	7.34%	11/25/41	4,034,637

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Connecticut Avenue Securities Trust (Continued)
$5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (g)	8.34%	01/25/42	$5,132,650
3,600,000	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (a) (g)	6.39%	01/25/44	3,610,688
	Ellington Financial Mortgage Trust
5,339,643	Series 2022-2, Class A1 (g)	4.30%	04/25/67	5,214,099
6,267,119	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (g) (j)	5.73%	02/25/68	6,253,064
	Federal Home Loan Mortgage Corporation STACR Debt Notes
4,199,535	Series 2020-HQA5, Class M2, 30 Day Average SOFR + 2.60% (a) (g)	7.94%	11/25/50	4,290,673
	Flagstar Mortgage Trust
253,355	Series 2018-2, Class A4 (g)	3.50%	04/25/48	247,046
3,641,666	Series 2018-4, Class B1 (f) (g)	4.16%	07/25/48	3,354,396
1,390,474	Series 2019-2, Class A11 (g)	3.50%	12/25/49	1,235,748
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1	4.75%	01/25/19	704
	GS Mortgage-Backed Securities Trust
533,311	Series 2019-PJ3, Class A1 (g)	3.50%	03/25/50	486,313
3,302,065	Series 2021-PJ6, Class A8 (g)	2.50%	11/25/51	2,917,382
	JP Morgan Mortgage Trust
3,887	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,513
2,279,272	Series 2015-IVR2, Class A5 (f) (g)	6.90%	01/25/45	2,264,038
1,367,956	Series 2019-1, Class A5 (g)	4.00%	05/25/49	1,255,162
617,138	Series 2019-8, Class A15 (g)	3.50%	03/25/50	542,204
1,102,138	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	987,916
3,895,867	Series 2020-INV1, Class A15 (g)	3.50%	08/25/50	3,461,958
	Mello Mortgage Capital Acceptance
3,702,797	Series 2018-MTG2, Class A9 (g)	4.32%	10/25/48	3,465,345
	MetLife Securitization Trust
3,415,590	Series 2018-1A, Class A (g)	3.75%	03/25/57	3,278,365
	New Residential Mortgage Loan Trust
4,469,263	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	4,302,923
3,388,032	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	3,190,506
8,793,749	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (g)	6.20%	01/25/48	8,483,274
	OBX Trust
1,257,953	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	1,156,541
297,161	Series 2018-EXP1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (g)	6.30%	04/25/48	296,496
	Provident Funding Mortgage Trust
1,175,987	Series 2019-1, Class A5 (g)	3.00%	12/25/49	1,012,102
2,504,549	Series 2020-1, Class A5 (g)	3.00%	02/25/50	2,147,220
	Seasoned Credit Risk Transfer Trust
4,827,598	Series 2017-2, Class M1 (g)	4.00%	08/25/56	4,719,196
	Sequoia Mortgage Trust
366,562	Series 2017-CH1, Class A13 (g)	4.00%	08/25/47	344,044
4,893,834	Series 2018-CH1, Class B1B (g)	4.45%	03/25/48	4,583,754
	Starwood Mortgage Residential Trust
7,878,595	Series 2022-3, Class A1 (g)	4.16%	03/25/67	7,619,999

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	TIAA Bank Mortgage Loan Trust
$627,976	Series 2018-3, Class A1 (g)	4.00%	11/25/48	$578,576
	Towd Point Mortgage Trust
4,823,930	Series 2017-2, Class A2 (g)	3.25%	04/25/57	4,726,069
11,541,528	Series 2019-1, Class A1 (g)	3.75%	03/25/58	11,089,614
	Verus Securitization Trust
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (g) (j)	3.89%	03/25/60	6,079,184
	Vista Point Securitization Trust
5,743,000	Series 2020-1, Class M1 (g)	4.15%	03/25/65	5,451,214
	Wells Fargo Mortgage Backed Securities Trust
269,097	Series 2019-1, Class A1 (g)	3.93%	11/25/48	253,593
	WinWater Mortgage Loan Trust
1,364,123	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	1,285,378
3,353,747	Series 2016-1, Class B1 (f) (g)	3.78%	01/20/46	3,165,333
				165,876,729
	Commercial Mortgage-Backed Securities — 2.9%
	BAMLL Commercial Mortgage Securities Trust
5,625,000	Series 2013-WBRK, Class A (f) (g)	3.65%	03/10/37	5,136,629
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (g)	6.25%	03/15/37	6,678,062
	Benchmark Mortgage Trust
141,352,074	Series 2023-V2, Class XA, IO (f)	1.22%	05/15/55	5,105,538
	BMO Mortgage Trust
78,500,000	Series 2024-5C3, Class XA, IO (f) (k)	1.12%	02/15/57	3,740,446
	BPR Trust
4,601,456	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (g)	7.20%	06/15/38	4,507,976
5,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + 1.90% (a) (g)	7.23%	04/15/37	5,000,692
	BX Commercial Mortgage Trust
10,000,000	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (g)	6.38%	04/15/34	9,957,215
	CFCRE Commercial Mortgage Trust
75,656,335	Series 2017-C8, Class XA, IO (f)	1.64%	06/15/50	2,754,594
	Citigroup Commercial Mortgage Trust
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	2,811,814
87,072,044	Series 2016-P4, Class XA, IO (f)	2.05%	07/10/49	2,924,637
	COMM Mortgage Trust
126,646	Series 2012-CR3, Class AM (g)	3.42%	10/15/45	118,319
585,214	Series 2014-CR15, Class AM	4.43%	02/10/47	570,175
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,572,637
	Credit Suisse Mortgage Trust
7,500,000	Series 2020-WEST, Class A (g)	3.04%	02/15/35	5,738,657
	CSAIL Commercial Mortgage Trust
56,763,249	Series 2020-C19, Class XA, IO (f)	1.22%	03/15/53	2,806,648
	FIVE Mortgage Trust
30,208,761	Series 2023-V1, Class XA, IO	1.04%	02/10/56	704,949

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust
$66,664,853	Series 2019-GC38, Class XA, IO (f)	1.17%	02/10/52	$2,791,917
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (g)	3.72%	11/05/38	4,068,596
	JP Morgan Chase Commercial Mortgage Securities Trust
4,060,488	Series 2017-JP5, Class A4	3.46%	03/15/50	3,944,895
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (g)	6.59%	06/15/35	9,600,413
	Morgan Stanley Capital I Trust
7,527,000	Series 2018-MP, Class A (f) (g)	4.42%	07/11/40	6,698,806
	Queens Center Mortgage Trust
6,097,739	Series 2013-QCA, Class A (g)	3.28%	01/11/37	5,723,498
	Ready Capital Mortgage Financing LLC
3,209,043	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (g)	6.40%	07/25/36	3,177,893
	VMC Finance LLC
2,983,500	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (g)	7.10%	01/18/37	2,934,011
	Wells Fargo Commercial Mortgage Trust
7,500,000	Series 2015-NXS2, Class B (f)	4.42%	07/15/58	7,078,315
	WFLD Mortgage Trust
3,500,000	Series 2014-MONT, Class A (f) (g)	3.88%	08/10/31	3,062,299
				114,209,631
	Total Mortgage-Backed Securities			280,086,360
	(Cost $292,849,620)
ASSET-BACKED SECURITIES — 2.8%
	AMSR Trust
10,240,174	Series 2020-SFR1, Class A (g)	1.82%	04/17/37	9,826,569
5,952,000	Series 2020-SFR4, Class A (g)	1.36%	11/17/37	5,571,097
	BMW Vehicle Owner Trust
7,500,000	Series 2023-A, Class A4	5.25%	11/26/29	7,614,451
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (g)	1.65%	11/25/50	3,563,686
	Citibank Credit Card Issuance Trust
10,830,000	Series 2017-A6, Class A6, 1 Mo. CME Term SOFR + CSA + 0.77% (a)	6.22%	05/14/29	10,924,901
	Citizens Auto Receivables Trust
8,740,000	Series 2024-1, Class A3 (g)	5.11%	04/17/28	8,782,090
	Corevest American Finance Trust
5,884,041	Series 2020-1, Class A1 (g)	1.83%	03/15/50	5,705,868
9,239,452	Series 2020-3, Class A (g)	1.36%	08/15/53	8,627,594
6,883,401	Series 2020-4, Class A (g)	1.17%	12/15/52	6,420,571
	CWABS, Inc. Asset-Backed Certificates Trust
1,696,201	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (a)	6.31%	08/25/34	1,704,367
	Diamond Resorts Owner Trust
3,221,558	Series 2021-1A, Class A (g)	1.51%	11/21/33	3,034,708
	FirstKey Homes Trust
4,925,868	Series 2020-SFR1, Class A (g)	1.34%	08/17/37	4,634,935

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	FNA VI LLC
$5,431,669	Series 2021-1A, Class A (g)	1.35%	01/10/32	$4,979,224
	GSAMP Trust
3,198,994	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (g)	7.10%	05/25/36	3,346,302
	Hyundai Auto Receivables Trust
7,500,000	Series 2023-B, Class A3	5.48%	04/17/28	7,590,303
	M360 Ltd.
4,558,668	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (g)	6.95%	11/22/38	4,497,139
	OSCAR US Funding XIV LLC
65,683	Series 2022-1A, Class A2 (g)	1.60%	03/10/25	65,696
	Pagaya AI Debt Trust
7,465,300	Series 2023-5, Class A (g)	7.18%	04/15/31	7,490,729
	Sierra Timeshare Receivables Funding LLC
1,077,645	Series 2019-1A, Class A (g)	3.20%	01/20/36	1,072,118
2,468,358	Series 2020-2A, Class A (g)	1.33%	07/20/37	2,362,024
	Verizon Master Trust
5,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (j)	5.23%	11/22/27	4,998,190
	Total Asset-Backed Securities			112,812,562
	(Cost $114,125,414)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
19,754	First Trust Intermediate Government Opportunities ETF (l)	403,574
73,956	First Trust Long Duration Opportunities ETF (l)	1,621,116
	Total Exchange-Traded Funds	2,024,690
	(Cost $2,154,445)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 7.7%
$60,000,000	U.S. Treasury Bill	(d)	03/12/24	59,649,244
50,000,000	U.S. Treasury Bill	(d)	03/21/24	49,641,857
40,000,000	U.S. Treasury Bill	(d)	04/02/24	39,644,294
50,000,000	U.S. Treasury Bill	(d)	04/04/24	49,542,156
20,000,000	U.S. Treasury Bill	(d)	04/18/24	19,777,668
20,000,000	U.S. Treasury Bill	(d)	04/30/24	19,743,804
40,000,000	U.S. Treasury Bill	(d)	05/02/24	39,473,717
10,000,000	U.S. Treasury Bill	(d)	05/16/24	9,848,965
20,000,000	U.S. Treasury Bill	(d)	06/13/24	19,624,891
	Total U.S. Treasury Bills			306,946,596
	(Cost $306,882,877)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
12,376,930	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - 5.21% (m)	$12,376,930
30,515,263	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (m)	30,515,263
	Total Money Market Funds	42,892,193
	(Cost $42,892,193)
	Total Investments — 105.2%	4,192,376,716
	(Cost $4,369,795,295)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
100	2 Year Mid-Curve Options on 3 Months SOFR Futures Call	$24,196,250	$96.75	03/15/24	48,750
150	U.S. 5-Year Treasury Futures Call	16,258,593	108.00	02/23/24	111,328
	Total Purchased Options				160,078
	(Cost $192,594)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (5.2)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA (h)	4.00%	03/15/34	(4,893,945)
(32,000,000)	Pool TBA (h)	4.50%	03/15/39	(31,781,056)
(60,888,000)	Pool TBA (h)	5.00%	03/01/54	(60,097,546)
(23,000,000)	Pool TBA	4.00%	03/15/54	(21,657,219)
(89,798,000)	Pool TBA (h)	4.50%	03/15/54	(86,854,974)
	Total Investments Sold Short — (5.2)%			(205,284,740)
	(Proceeds $204,368,643)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.3)%
(500)	3 Month SOFR Futures Call	(119,237,500)	96.50	06/14/24	(68,750)
(195)	1 Year Mid-Curve Options on 3 Months SOFR Futures Call	(47,119,312)	96.75	06/14/24	(145,031)
(25)	U.S. 2-Year Treasury Futures Call	(5,141,406)	102.25	02/23/24	(31,250)
(140)	U.S. 2-Year Treasury Futures Call	(28,791,874)	102.50	02/23/24	(120,313)
(100)	U.S. 2-Year Treasury Futures Call	(20,565,624)	103.50	02/23/24	(12,500)
(1,350)	U.S. 5-Year Treasury Futures Call	(146,327,337)	107.00	02/23/24	(2,003,906)
(50)	U.S. 5-Year Treasury Futures Call	(5,419,531)	108.50	02/23/24	(24,219)
(50)	U.S. 5-Year Treasury Futures Call	(5,419,531)	109.50	02/23/24	(9,375)
(50)	U.S. 5-Year Treasury Futures Call	(5,441,795)	108.50	05/24/24	(65,625)
(175)	U.S. 5-Year Treasury Futures Call	(19,046,282)	109.00	05/24/24	(188,672)
(225)	U.S. 5-Year Treasury Futures Call	(24,488,077)	110.00	05/24/24	(159,961)
(100)	U.S. 10-Year Treasury Futures Call	(11,232,812)	112.00	02/23/24	(89,062)
(175)	U.S. 10-Year Treasury Futures Call	(19,657,421)	114.00	02/23/24	(35,547)
(325)	U.S. 10-Year Treasury Futures Call	(36,714,860)	114.00	05/24/24	(401,172)
(1,125)	U.S. Treasury Long Bond Futures Call	(137,636,719)	116.00	02/23/24	(7,207,031)
(275)	U.S. Treasury Long Bond Futures Call	(33,644,531)	118.00	02/23/24	(1,250,391)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(50)	U.S. Treasury Long Bond Futures Call	$(6,117,188)	$120.00	02/23/24	$(145,312)
(525)	U.S. Treasury Long Bond Futures Call	(64,230,495)	124.00	05/24/24	(1,353,516)
(225)	Ultra 10-Year U.S. Treasury Futures Call	(26,296,875)	117.00	02/23/24	(207,422)
(175)	Ultra 10-Year U.S. Treasury Futures Call	(20,453,125)	118.00	02/23/24	(92,969)
(15)	Ultra 10-Year U.S. Treasury Futures Call	(1,753,125)	120.00	02/23/24	(2,344)
(50)	Ultra U.S. Treasury Long Bond Futures Call	(6,460,938)	130.00	02/23/24	(78,906)
(20)	Ultra U.S. Treasury Long Bond Futures Call	(2,584,375)	132.00	02/23/24	(17,500)
(90)	Ultra U.S. Treasury Long Bond Futures Call	(11,629,688)	135.00	02/23/24	(29,531)
	Total Call Options Written				(13,740,305)
	(Premiums received $7,326,648)
	Put Options Written — (0.1)%
(100)	3 Month SOFR Futures Put	(23,847,500)	94.50	06/14/24	(1,875)
(100)	2 Year Mid-Curve Options on 3 Months SOFR Futures Put	(24,196,250)	96.75	03/15/24	(40,000)
(25)	U.S. 2-Year Treasury Futures Put	(5,141,406)	101.25	02/23/24	(0)
(1,150)	U.S. 2-Year Treasury Futures Put	(236,504,676)	101.50	02/23/24	(0)
(770)	U.S. 2-Year Treasury Futures Put	(158,355,305)	102.25	02/23/24	(72,187)
(645)	U.S. 2-Year Treasury Futures Put	(132,648,275)	102.38	02/23/24	(90,704)
(1,385)	U.S. 2-Year Treasury Futures Put	(284,833,892)	103.00	02/23/24	(952,187)
(25)	U.S. 5-Year Treasury Futures Put	(2,709,765)	103.00	02/23/24	(0)
(100)	U.S. 5-Year Treasury Futures Put	(10,839,062)	104.00	02/23/24	(781)
(50)	U.S. 5-Year Treasury Futures Put	(5,419,531)	105.00	02/23/24	(391)
(100)	U.S. 5-Year Treasury Futures Put	(10,839,062)	107.00	02/23/24	(9,375)
(985)	U.S. 5-Year Treasury Futures Put	(106,764,761)	107.50	02/23/24	(184,687)
(625)	U.S. 5-Year Treasury Futures Put	(67,744,137)	108.00	02/23/24	(219,727)
(393)	U.S. 5-Year Treasury Futures Put	(42,772,509)	106.50	05/24/24	(122,812)
(200)	U.S. 5-Year Treasury Futures Put	(21,767,180)	107.50	05/24/24	(117,188)
(150)	U.S. 10-Year Treasury Futures Put	(16,849,218)	108.00	02/23/24	(2,344)
(990)	U.S. 10-Year Treasury Futures Put	(111,204,839)	108.50	02/23/24	(15,469)
(120)	U.S. 10-Year Treasury Futures Put	(13,556,256)	108.00	05/24/24	(30,000)
(725)	U.S. Treasury Long Bond Futures Put	(88,699,219)	116.00	02/23/24	(56,641)
(524)	U.S. Treasury Long Bond Futures Put	(64,108,151)	112.00	05/24/24	(253,812)
(75)	U.S. Treasury Long Bond Futures Put	(9,175,785)	114.00	05/24/24	(56,250)
(595)	Ultra 10-Year U.S. Treasury Futures Put	(69,540,625)	110.00	02/23/24	(0)
(20)	Ultra U.S. Treasury Long Bond Futures Put	(2,584,375)	113.00	02/23/24	(625)
(180)	Ultra U.S. Treasury Long Bond Futures Put	(23,259,375)	114.00	02/23/24	(5,625)
(70)	Ultra U.S. Treasury Long Bond Futures Put	(9,045,312)	126.00	02/23/24	(50,313)
(509)	Ultra U.S. Treasury Long Bond Futures Put	(65,772,344)	128.00	02/23/24	(699,875)
	Total Put Options Written				(2,982,868)
	(Premiums received $15,993,701)
	Total Written Options				(16,723,173)
	(Premiums received $23,320,349)
	Net Other Assets and Liabilities — 0.4%				15,081,226
	Net Assets — 100.0%				$3,985,610,107

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Futures Contracts at January 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	1,915	Mar-2024	$393,831,719	$1,159,508
U.S. 5-Year Treasury Notes	Short	80	Mar-2024	(8,671,250)	22,685
U.S. 10-Year Treasury Notes	Short	48	Mar-2024	(5,391,750)	(16,545)
U.S. Treasury Long Bond Futures	Short	546	Mar-2024	(66,799,688)	(1,446,560)
Ultra 10-Year U.S. Treasury Notes	Short	7,295	Mar-2024	(852,603,125)	(32,443,157)
Ultra U.S. Treasury Bond Futures	Short	1,918	Mar-2024	(247,841,562)	(14,305,514)
				$(787,475,656)	$(47,029,583)

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Zero coupon security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At
January 31, 2024, securities noted as such amounted to $337,973,092 or 8.5% of net assets.

(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	All or a portion of this security is segregated as collateral for open futures and options contracts. At January 31, 2024, the segregated value of these securities amounts to $79,357,533.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
FTSE	– Financial Times Stock Exchange Group
IBOR	– Interbank Offered Rate
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,147,506,156	$—	$3,147,506,156	$—
U.S. Government Bonds and Notes	300,108,159	—	300,108,159	—
Mortgage-Backed Securities	280,086,360	—	280,086,360	—
Asset-Backed Securities	112,812,562	—	112,812,562	—
Exchange-Traded Funds*	2,024,690	2,024,690	—	—
U.S. Treasury Bills	306,946,596	—	306,946,596	—
Money Market Funds	42,892,193	42,892,193	—	—
Total Investments	4,192,376,716	44,916,883	4,147,459,833	—
Purchased Options	160,078	160,078	—	—
Futures Contracts	1,182,193	1,182,193	—	—
Total	$4,193,718,987	$46,259,154	$4,147,459,833	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(205,284,740)	$—	$(205,284,740)	$—
Written Options	(16,723,173)	(16,723,173)	—	—
Futures Contracts	(48,211,776)	(48,211,776)	—	—
Total	$(270,219,689)	$(64,934,949)	$(205,284,740)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2024, and for the fiscal year-to-date period (November 1, 2023 to January 31, 2024) are as follows:

Security Name	Shares at 1/31/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2024	Dividend Income
First Trust Intermediate Government Opportunities ETF	19,754	$321,980	$54,897	$—	$26,697	$—	$403,574	$4,337
First Trust Long Duration Opportunities ETF	73,956	1,436,965	—	—	184,151	—	1,621,116	16,640
		$1,758,945	$54,897	$—	$210,848	$—	$2,024,690	$20,977